Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 73,673	$ 56,556	$ 54,250
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation expense	4,723	4,388	7,355
Decrease (increase) in:
Prepaid expenses and other current assets	1,103	8,693	12,072
Increase (decrease) in:
Accounts payable and accrued expenses	981	(4,363)	808
Total adjustments	322,582	371,989	261,869
Net cash provided by operating activities	396,255	428,545	316,119
Cash flows from investing activities:
Net cash used in investing activities	(689,902)	(761,792)	(736,787)
Cash flows from financing activities:
Purchase of treasury shares	(68,493)	(8,597)
Issuance of common shares upon exercise of share options	1,295	126	130
Net cash provided by financing activities	220,730	386,182	408,154
Effect of exchange rate changes	177	42	(127)
Cash and cash equivalents, beginning of the year	180,552	137,298
Cash and cash equivalents, end of the year	131,018	180,552	137,298
Parent Company
Cash flows from operating activities:
Net income	72,822	56,724	50,378
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income of subsidiaries	(76,076)	(60,813)	(54,461)
Dividends received from subsidiaries	76,167	46,823
Share-based compensation expense	4,723	4,388	7,355
Decrease (increase) in:
Prepaid expenses and other current assets	(26)	(128)	34
Increase (decrease) in:
Accounts payable and accrued expenses	(82)	(237)	145
Total adjustments	4,706	(9,967)	(46,927)
Net cash provided by operating activities	77,528	46,757	3,451
Cash flows from investing activities:
(Decrease) increase in investments in subsidiaries, net	(2,050)	(41,865)	127
Net cash used in investing activities	(2,050)	(41,865)	127
Cash flows from financing activities:
Purchase of treasury shares	(68,493)	(8,597)
Issuance of common shares upon exercise of share options	1,295	126	130
Due (from) to affiliates, net	(2,041)	49	333
Net cash provided by financing activities	(69,239)	(8,422)	463
Effect of exchange rate changes	177	42	(127)
Net increase (decrease) in cash and cash equivalents	6,416	(3,488)	3,914
Cash and cash equivalents, beginning of the year	5,956	9,444	5,530
Cash and cash equivalents, end of the year	$ 12,372	$ 5,956	$ 9,444